HELD-FOR-SALE (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long Lived Assets Held-for-sale [Line Items]
Impairment of vessel held-for-sale				$ 1,032	$ 0	$ 0
Proceeds from sale of equipment				18,987	0	0
Loss on disposal of vessel held-for-sale				(5,824)	0	$ 0
Total current assets		$ 284,955		269,459	284,955
Total current liabilities		(164,401)		(203,638)	(164,401)
Golar Eskimo | Disposal Group, Held-for-sale, Not Discontinued Operations
Long Lived Assets Held-for-sale [Line Items]
Restricted cash		0		3,618	0
Other receivables, prepaid expenses and accrued income		196		217	196
Inventories		266		572	266
Total current assets		462		4,407	462
Vessels and equipment, net		280,284		262,627	280,284
Deferred charges		4,209		2,425	4,209
Total non-current assets		284,493		265,052	284,493
Total assets		284,955		269,459	284,955
Current portion of long-term debt		(13,569)		0	(13,569)
Short-term debt		0		(201,725)	0
Trade accounts payable		(419)		(844)	(419)
Accrued expenses		(786)		(1,019)	(786)
Amounts due to related parties		(366)		(50)	(366)
Total current liabilities		(15,140)		(203,638)	(15,140)
Long-term debt		(149,261)		0	(149,261)
Total non-current liabilities		(149,261)		0	(149,261)
Total liabilities		(164,401)		(203,638)	$ (164,401)
Final payment amount				$ 201,700
Vessels and equipment | LNG Abuja
Long Lived Assets Held-for-sale [Line Items]
Sale of vessel to third party			$ 19,000
Impairment of vessel held-for-sale			$ 1,000
Vessels and equipment | Golar Viking
Long Lived Assets Held-for-sale [Line Items]
Proceeds from sale of equipment		135,000
Loss on disposal of vessel held-for-sale		$ (5,800)
Nigeria LNG Ltd | Vessels and equipment
Long Lived Assets Held-for-sale [Line Items]
Payments to acquire equipment	$ 20,000